[Invesco Letterhead]
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173

December 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
File Nos. 033-57340/811-07452

Ladies and Gentlemen:

On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus and a related statement of additional information (“SAI”) to accomplish the following:

•
The title of the securities being registered are Series I and Series II shares of beneficial interest, without par value, of the Invesco V.I. American Value Fund and the Invesco V.I. Equity and Income Fund, each a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on January 4, 2021.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please contact Jacqueline Edwards, Esq. of Stradley Ronon Stevens & Young, LLP at (212) 812-4142 with respect to this Form N-14 or, in her absence, contact me at (212) 323-5086.

Very truly yours,

/s/ Emily Ast
Emily Ast, Esq.
Senior Counsel